Vessels, net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels [Member]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2013	105,350	(13,525)	91,825
Depreciation	—	(4,520)	(4,520)
Transfer from advances for vessel acquisition (Note 5)	38,155	—	38,155
Balance December 31, 2013	143,505	(18,045)	125,460
Additions to vessel cost	233	—	233
Depreciation	—	(5,446)	(5,446)
Vessel impairment charge	(16,530)	—	(16,530)
Balance December 31, 2014	127,208	(23,491)	103,717
Depreciation	—	(5,710)	(5,710)
Transfer from advances for vessel acquisition (Note 5)	32,494	—	32,494
Balance December 31, 2015	159,702	(29,201)	130,501